Trading Advisors and the Trading Companies (Tables)	12 Months Ended
Dec. 31, 2015
Commodity Trading Advisors

The Trading Advisors and their strategies for each Trading Company as of December 31, 2015 and 2014 are as follows:

LV

Trading Company	Trading Advisor	Strategy

Augustus I, LLC	GAM	Global Rates Program – Futures/ FX Only

TT II, LLC	Transtrend	Enhanced Risk Profile (USD) of Diversified Trend Program

Boronia I, LLC	Boronia	Boronia Diversified Program

Partnership's Investments in, and Partners' Pro Rata Share of Results of Operations of Trading Companies

Summarized information reflecting the Partnerships’ investment in, and the Partnerships’ pro-rata share of the results of operations of the Trading Companies as of December 31, 2015 and 2014 is shown in the following tables.

LV

	December 31, 2015		For the Year Ended December 31, 2015
				LV’s	LV’s	LV’s
	% of		LV’s	pro-rata	pro-rata	pro-rata
	LV’s		pro-rata	share of	share of	share of
	Partners’		share of	Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC	43.48	$4,737,959	$76,552	$77,280	$9,901	$18,033	Commodity Portfolio	Monthly
Boronia I, LLC	18.85	2,053,736	(345,264)	59,582	38,676	13,902	Commodity Portfolio	Monthly
TT II, LLC	38.06	4,146,935	35,532	37,900	47,546	11,106	Commodity Portfolio	Monthly

LV

	December 31, 2014		For the Year Ended December 31, 2014
				LV’s	LV’s	LV’s
	% of		LV’s	pro-rata	pro-rata	pro-rata
	LV’s		pro-rata	share of	share of	share of
	Partners’		share of	Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC	29.64	$3,935,697	$160,360	$58,939	$25,153	$13,752	Commodity Portfolio	Monthly
Boronia I, LLC	22.41	2,976,216	523,865	47,139	130,966	8,799	Commodity Portfolio	Monthly
TT II, LLC	25.28	3,356,258	601,930	47,124	61,805	13,195	Commodity Portfolio	Monthly
Kaiser I, LLC (a)	—	—	(222,158)	19,534	—	3,419	Commodity Portfolio	Monthly
Rotella I, LLC	—	—	252,994	36,089	64,058	12,631	Commodity Portfolio	Monthly
WNT I, LLC (b)	—	—	(79,472)	14,154	—	3,303	Commodity Portfolio	Monthly

(a)	From January 1, 2014 through June 30, 2014, the date LV fully redeemed its interest in Kaiser I, LLC.
(b)	From January 1, 2014 through March 31, 2014, the date LV fully redeemed its interest in WNT I, LLC.

Meritage Futures Fund LP [Member]
Commodity Trading Advisors

The Trading Advisors and their strategies for each Trading Company as of December 31, 2015 and 2014 are as follows:

Meritage

Trading Company	Trading Advisor	Strategy
Altis I, LLC	Altis	Global Futures Program

Aspect I, LLC	Aspect	Aspect Diversified Program

Augustus I, LLC	GAM	Global Rates Program – Futures/ FX Only

BHM I, LLC	Blenheim	Global Markets Strategy Program (Futures/FX)

Boronia I, LLC	Boronia	Boronia Diversified Program

TT II, LLC	Transtrend	Enhanced Risk Profile (USD) of Diversified Trend Program

Partnership's Investments in, and Partners' Pro Rata Share of Results of Operations of Trading Companies

Summarized information reflecting the Partnerships’ investment in, and the Partnerships’ pro-rata share of the results of operations of the Trading Companies as of December 31, 2015 and 2014 is shown in the following tables.

Meritage

	December 31, 2014		For the Year Ended December 31, 2014
				Meritage’s	Meritage’s	Meritage’s
	% of		Meritage’s	pro-rata	pro-rata	pro-rata
	Meritage’s		pro-rata	share of	share of	share of
	Partners’		share of	Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC	14.97	$2,735,812	$100,495	$36,234	$19,874	$8,454	Commodity Portfolio	Monthly
Altis I, LLC	12.05	2,202,861	233,896	26,258	—	7,352	Commodity Portfolio	Monthly
Aspect I, LLC	8.54	1,561,147	349,503	20,490	48,586	4,781	Commodity Portfolio	Monthly
Boronia I, LLC	25.94	4,740,671	805,216	66,516	201,304	12,416	Commodity Portfolio	Monthly
BHM I, LLC	15.30	2,796,732	49,441	68,725	—	12,027	Commodity Portfolio	Monthly
TT II, LLC	12.22	2,233,568	401,105	28,323	53,555	7,931	Commodity Portfolio	Monthly
WNT I, LLC (c)	—	—	(35,771)	7,165	41	1,672	Commodity Portfolio	Monthly
Kaiser I, LLC (d)	—	—	(245,587)	22,109	—	3,869	Commodity Portfolio	Monthly
Rotella I, LLC	—	—	184,435	22,137	46,368	7,748	Commodity Portfolio	Monthly

(c)	From January 1, 2014 through March 31, 2014, the date Meritage fully redeemed its interest in WNT I, LLC.
(d)	From January 1, 2014 through June 30, 2014, the date Meritage fully redeemed its interest in Kaiser I, LLC.